Changes in accounting policies (Policies)	6 Months Ended
Apr. 30, 2020
Statement [LineItems]
Future accounting policy changes
(b)    Future accounting policy changes
Transition to IFRS 17
IFRS 17 “Insurance Contracts” (IFRS 17), issued in May 2017, replaces IFRS 4 “Insurance Contracts”, and was originally effective for annual periods beginning on or after January 1, 2021. In June 2019, the IASB released an exposure draft proposing a number of amendments to IFRS 17, including a deferral of the effective date by one year. Subsequent to the comment period and further deliberation by the IASB staff throughout 2019 and into early 2020, the IASB has made tentative decisions on all of the proposed amendments, with a target date to issue the amended IFRS 17 standard by mid-2020. Included in the tentative decisions in March 2020 is the deferral of the effective date of IFRS 17 to annual periods beginning on or after January 1, 2023, which is a two-year deferral from the original effective date, and for us, will be November 1, 2023. IFRS 17 provides comprehensive guidance on the recognition, measurement, presentation and disclosure of insurance contracts.
We continue to evaluate the impact of IFRS 17 on our consolidated financial statements.
For details on other future accounting policy changes, refer to Note 31 to the consolidated financial statements included in our 2019 Annual Report. We are continuing to evaluate the impact of standards that are effective for us after fiscal 2020.

IFRS16 [Member]
Statement [LineItems]
Current period changes in accounting policies
(a)    Current period changes in accounting policies
IFRS 16 “Leases” (IFRS 16)
CIBC adopted IFRS 16 as at November 1, 2019 in place of prior guidance, IAS 17 “Leases” (IAS 17). For lessees, the new standard required on-balance
sheet recognition for most leases that were considered operating leases under IAS 17, which resulted in the gross-up
of the balance sheet through the recognition of a
right-of-use
asset and a corresponding liability for the lease component of the future payments. Depreciation expense on the right-of-use
asset and interest expense on the lease liability replaced the operating lease expense. Accounting for leases by lessors remains mostly unchanged from IAS 17; however, intermediate lessors are required to reassess subleases by reference to the right-of-use
asset arising from the head lease which could result in
on-balance
sheet recognition for certain subleases previously classified as operating subleases. The application of IFRS 16 mainly applied to our office and banking centre leases, as well as certain subleases previously classified as operating subleases.
We applied IFRS 16 using the modified retrospective approach, without restatement of comparative periods. As at November 1, 2019, the adoption of IFRS 16 resulted in the recognition of approximately $1.7 billion of lease liabilities and $1.6 billion of right-of-use
assets. The amount of the
right-of-use
assets recognized was determined based on the amount of the lease liabilities less the existing deferred rent liabilities as at October 31, 2019. Furthermore, the reassessment of certain subleases related to a previously recognized finance lease property, a portion of which is rented out and considered investment property, resulted in an increase in net assets as a result of the recognition of additional sublease-related assets, net of the derecognition of amounts related to the corresponding head lease. The after-tax
impact to retained earnings as a result of adopting IFRS 16 was an increase of $0.1 billion.
In addition, the following permitted recognition exemptions and practical expedients have been applied:
•
A single discount rate curve has been applied to portfolios of leases with reasonable similar characteristics at the date of application. The weighted average incremental borrowing rate applied on our existing lease portfolio was 2.31%.

•	In contracts where we are the lessee, we have not reassessed contracts that were identified as finance leases under the previous accounting standard (IAS 17).
•	We have elected to exclude leases of assets considered as low value and short-term leases with a remaining term of less than 12 months.
•
We have applied the onerous lease provisions recognized as at October 31, 2019 as an alternative to performing an impairment review of our right-of-use
assets as at November 1, 2019. Where an onerous lease provision was recorded on a lease, the right-of-use
asset has been reduced by the amount of that provision on transition and no further impairment review was performed.

•
We have elected not to separate lease and
non-lease
components of a lease contract when calculating the lease liability and corresponding right-of-use
asset for certain classes of assets.
Non-lease
components may consist of, but are not limited to, common area maintenance expenses and utility charges. Other occupancy costs not within the scope of IFRS 16 will continue to be recorded as operating expenses.

The following table reconciles the operating lease commitments as at October 31, 2019 disclosed under IAS 17 to the opening lease liabilities as at the initial date of application, November 1, 2019:

$ millions
Operating lease commitments as at October 31, 2019	$5,547
Less: Operating and tax expenses related to the lease commitments	(2,477)
Less: Impact of future lease commitments not yet commenced (1)	(1,434)
Adjustments as a result of renewal and termination assumptions	306
Impact of discounting	(230)
Lease liability recognized as at November 1, 2019	$1,712
(1)	Mainly related to CIBC Square lease commitments that are expected to commence in the fourth quarter of 2020.
Our revised accounting policies in accordance with this adoption are effective November 1, 2019 and are discussed below.
As a lessee, we recognize a
right-of-use
asset and a corresponding lease liability based on the present value of future lease payments, less any lease incentives receivable, when the lessor makes the leased asset available for use to CIBC, based on the non-cancellable
portion of the lease term, adjusted for any renewal or termination options that are reasonably certain to be exercised. Measurement of the right-of-use
asset also includes any initial direct costs of procuring the lease, and any lease payments made or lease incentives received prior to lease commencement. Discount rates are based on the rate implicit in the lease, if determinable, or on CIBC’s incremental borrowing rate. Where a property lease contains both a lease and non-lease
component, we have elected not to allocate the consideration in the contract to each of the components. Subsequent to initial measurement, CIBC measures the lease liability by increasing the carrying amount to reflect interest on the lease liability based on the discount rate at the time of recognition
 and
 reducing the carrying amount to reflect lease payments made during the period, net of any remeasurements for lease reassessment or modifications. The right-of-use
asset is measured using the cost model, and amortized on a straight-line basis over the lease term.
Right-of-use
assets and the corresponding lease liabilities are recognized in Land, buildings and equipment and Other liabilities, respectively, on our consolidated balance sheet.
The
right-of-use
asset and the corresponding lease liability are remeasured when there is a change in lease term, a change in the assessment of an option to purchase a leased asset, a change in the expected residual value guarantee (if any), or a change in future lease payments due to a change in the index or rate applicable to the payment.
Right-of-use
assets are tested for impairment as required under IAS 36 “Impairment of Assets”.
Lease payments for
low-value
assets, short-term leases and variable leases are systematically recognized in
Non-interest
expenses based on the nature of the expense.
As an intermediate lessor, we classify a sublease as an operating or finance sublease based on whether substantially all of the risks and rewards related to the underlying right-of-use
asset are transferred to the
sub-lessee.
If classified as a finance sublease, the related
right-of-use
asset is derecognized and an investment in sublease is recognized, with the difference recognized in the consolidated statement of income as a gain or loss. In measuring the investment in sublease, we apply the head lease discount rate unless the rate implicit in the sublease is determinable. Where a finance sublease includes lease and non-lease
components, we allocate the total consideration in the contract to each component based on the standalone prices for each of these components. The investment in sublease is recognized in Other assets on our consolidated balance sheet, and is subsequently measured using the effective interest rate method, with interest income recognized over the term of the sublease. Rental income from operating subleases is recognized on a systematic basis over the lease term.

IFRS9, IAS39 and IFRS7 [Member]
Statement [LineItems]
Current period changes in accounting policies
Interest Rate Benchmark Reform: Amendments to IFRS 9, IAS 39 and IFRS 7
In September 2019, the IASB issued “Interest Rate Benchmark Reform: Amendments to IFRS 9, IAS 39 and IFRS 7”, which provides relief for specific hedge accounting requirements to address uncertainties in the period before the interest rate benchmark reform, and provides disclosure requirements related to interest rate benchmark reform.
Only the amendments to IAS 39 “Financial Instruments: Recognition and Measurement” (IAS 39) and IFRS 7 “Financial Instruments: Disclosures” apply to us because we elected to continue to apply the hedge accounting requirements of IAS 39 upon the adoption of IFRS 9 “Financial Instruments” (IFRS 9). The amendments are effective for annual periods beginning on or after January 1, 2020.
CIBC elected to early adopt the amendments effective November 1, 2019 to prepare for uncertainties that may increase relating to the timing or amount of benchmark-based cash flows of hedged items and hedging instruments. The relief provided in the amendments allows hedge accounting to continue during the period of uncertainty before the replacement of existing interest rate benchmarks with an alternative rate. Significant judgment is involved in identifying the hedge accounting relationships that are directly affected by interest rate benchmark reform as different jurisdictions are transitioning at different stages and may adopt different transition approaches.
The U.K.’s Financial Conduct Authority announced in July 2017 that it would not compel banks to submit London Interbank Offered Rate (LIBOR) rates after December 2021. This may cause LIBOR and other current benchmarks to disappear entirely or perform differently than in the past, create disincentives for market participants to continue to administer and contribute to certain benchmarks, or have other consequences which cannot be predicted. As at November 1, 2019, the notional amount of our derivatives in designated hedge accounting relationships that were indexed to US LIBOR, EURIBOR, and GBP LIBOR, with a maturity date beyond December 31, 2021, was $58 billion. We also continue to monitor benchmark rates in other jurisdictions as they continue to evaluate benchmark reform.
In April 2020, the IASB issued an exposure draft related to the second phase of the Interest Rate Benchmark Reform project which addresses issues that might affect financial reporting once an existing rate is replaced with an alternative rate. We will continue to monitor developments in this area.
We previously established an enterprise-wide transition program to assess the impact of interest rate benchmark reform and manage the process to transition to alternative benchmark rates. For details on this program, refer to the “Other regulatory developments” section of management’s discussion and analysis (MD&A).

IFRIC 23 [Member]
Statement [LineItems]
Current period changes in accounting policies
International Financial Reporting Interpretations Committee 23 “Uncertainty over Income Tax Treatments” (IFRIC 23)
CIBC adopted IFRIC 23 as at November 1, 2019. IFRIC 23 clarifies the accounting for uncertainties in income taxes. There was no impact to our consolidated financial statements and no changes in our accounting policies as a result of adopting IFRIC 23.